Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2017
Prospectus

Robert Chan no longer serves as co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Galusza (co-manager) has managed the fund since November 2015.

Julian Potenza (co-manager) has managed the fund since October 2017.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

Julian Potenza is co-manager of the fund, which he has managed since October 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.

FCV-I-18-01 1.9585864.104	March 1, 2018

Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2017
Prospectus

Robert Chan no longer serves as co-manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Robert Galusza (co-manager) has managed the fund since November 2015.

Julian Potenza (co-manager) has managed the fund since October 2017.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Robert Galusza is co-manager of the fund, which he has managed since November 2015. He also manages other funds. Since joining Fidelity Investments in 1987, Mr. Galusza has worked as a research analyst and portfolio manager.

Julian Potenza is co-manager of the fund, which he has managed since October 2017. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Potenza has worked as a research analyst and portfolio manager.

FCV-18-01 1.9585863.104	March 1, 2018

Supplement to the
Fidelity® Conservative Income Bond Fund
Institutional Class
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Robert Chan no longer serves as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($7,543 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Mr. Potenza was none.

FCV-IB-18-01 1.927860.105	March 1, 2018

Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2017
STATEMENT OF ADDITIONAL INFORMATION

Robert Chan no longer serves as co-manager of the fund.

The following information supplements similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	7	39
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$17,977	$26,853	$14,445
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Conservative Income Bond Fund ($7,543 (in millions) assets managed).

As of October 31, 2017, the dollar range of shares of Fidelity® Conservative Income Bond Fund beneficially owned by Mr. Potenza was none.

FCVB-18-01 1.927859.105	March 1, 2018